CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 7,492	$ 49,208	$ 812,245
Accounts receivable, net of allowance for doubtful accounts of $0 and $240 and $5,000, at September 30, 2012 and December 31, 2011 and 2010, respectively	10,000	4,000	12,432
Deferred television costs	162,001
Prepaid expenses	125	15,082
Total current assets	179,618	68,290	824,677
Fixed assets, net	91,440	113,561	463
Debt issuance costs	5,276	0
Total assets	276,334	181,851	825,140
Current liabilities:
Accounts payable	591,124	581,970	554,785
Accrued expenses	205,650	209,183	417,759
Deferred revenues	205,000	92,405
Current maturities of long term debt			28,000
Convertible debentures, net of discounts of $157,003 and $-0- at September 30, 2012 and December 31, 2011, respectively	25,997
Short term debt	35,000	35,000
Derivative liabilities	357,860
Total current liabilities	1,420,631	918,558	1,000,544
Total liabilities	1,420,631	918,558	1,000,544
Stockholders' (Deficit):
Common stock, $0.001 par value, 150,000,000 shares authorized; 66,595,379 and 61,131,390 and 59,534,226 shares issued and outstanding at September 30, 2012 and December 31, 2011 and 2010, respectively	66,595	61,131	59,535
Additional paid-in capital	20,403,896	19,927,741	19,309,159
Accumulated (deficit)	(21,621,137)	(20,731,928)	(19,550,447)
Total stockholders' (Deficit)	(1,144,297)	(736,707)	(175,404)
Total liabilities and stockholders' (Deficit)	276,334	181,851	825,140
Series A Preferred Stock
Stockholders' (Deficit):
Preferred stock: Series A preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding; Series B preferred stock, $0.001 par value, 10,873,347 shares authorized; 4,349,339 shares issued and outstanding	2,000	2,000	2,000
Series B Preferred Stock
Stockholders' (Deficit):
Preferred stock: Series A preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding; Series B preferred stock, $0.001 par value, 10,873,347 shares authorized; 4,349,339 shares issued and outstanding	$ 4,349	$ 4,349	$ 4,349